SHARE-BASED PAYMENT (Details 1) - Share-based payment arrangements [member]	12 Months Ended
	Dec. 31, 2022 $ / shares shares
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,429,600	[1]
Weighted Average remaining contractual Term	3 years 11 months 1 day
Exercise Price | $ / shares	$ 4.60
Exercisable	1,319,533
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	120,000	[1]
Weighted Average remaining contractual Term	3 years 5 months 23 days
Exercise Price | $ / shares	$ 3.60
Exercisable	47,500

[1]	Options and restricted shares.